Capital Stock (Table)	3 Months Ended
Mar. 31, 2017
Capital Stock Table
Common Stock - continued
	December 31,		March 31,
	2015	2016	2017
			(Unaudited)
Restricted stock - vested	4,592,943	7,787,490	8,511,547
Restricted stock - unvested	6,184,000	2,492,248	1,768,191
Total restricted stock	10,776,943	10,279,738	10,279,738